Loan Receivables - Summary of Loan Receivables, Net (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Receivables [Abstract]
Loan receivables - principal	¥ 35,229	¥ 60,633
Loan receivables - service fee	284	261
Allowance for credit losses	(3,949)	(28,665)	¥ (28,195)	¥ (28,615)
Loan receivables, net	¥ 31,564	¥ 32,229